Summary of Significant Accounting Policies (Details) - Schedule of Net Deferred Tax Assets and Liabilities in the Accompanying Balance Sheets - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Net Deferred Tax Assets and Liabilities in the Accompanying Balance Sheets [Line Items]
Deferred tax assets	$ 607,516	$ 596,692
Deferred tax liabilities
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Net deferred tax assets